Earnings (loss) per common share (Table) (Details) - USD ($) $ / shares in Units, $ in Thousands	3 Months Ended		6 Months Ended
	Jun. 30, 2022	Jun. 30, 2021	Jun. 30, 2022	Jun. 30, 2021
Numerator
Net income (loss) attributable to Tsakos Energy Navigation Limited	$ 46,225	$ (19,664)	$ 51,743	$ (24,485)
Preferred share dividends Series D	(1,924)	(1,879)	(3,846)	(3,752)
Preferred share dividends Series E	(2,743)	(2,679)	(5,488)	(5,338)
Preferred share dividends Series F	(4,006)	(3,672)	(8,012)	(7,235)
Preferred share dividends, Convertible Series G	(31)	0	(31)	(54)
Undistributed income to Series G participants	(370)	0	(353)	0
Deemed dividend on partially redeemed Convertible Series G	0	0	0	(1,713)
Net income (loss) attributable to common stockholders of Tsakos Energy Navigation Limited	37,151	(27,894)	34,013	(42,577)
Preferred share dividends, Convertible Series G	31	0	31	0
Undistributed income to Series G participants	370	0	353	0
Net income (loss) attributable to common stockholders of Tsakos Energy Navigation Limited, for dilution purposes	$ 37,552	$ (27,894)	$ 34,397	$ (42,577)
Denominator
Weighted average number of shares, basic	28,398,404	18,660,333	26,992,886	18,433,070
Weighted average number of shares, diluted	28,704,595	18,660,333	27,299,077	18,433,070
Earnings (Loss) per share, basic attributable to Tsakos Energy Navigation Limited	$ 1.31	$ (1.49)	$ 1.26	$ (2.31)
Earnings (Loss) per share, diluted attributable to Tsakos Energy Navigation Limited	$ 1.31	$ (1.49)	$ 1.26	$ (2.31)